INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENT OF DEFERRED TAX ASSET
	December 31,
	2022	2021
	USD in thousands
Operating loss carryforward	26,295	15,582

Net deferred tax asset before valuation allowance	6,069	3,595
Valuation allowance	(6,069)	(3,595)
Net deferred tax	-	-